UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 1999.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C. (fka Alta Asset Management)
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     October 1, 1999

                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    26
Form 13F Information Table Value Total:    2,293,604

                                              VALUE   SHARES/  INVST VOTE
NAME OF ISSUER          CLASS   CUSIP         X$1000  PRN AMT  DSCTN AUTH

Cisco Systems                   17275R102     11,488  167,557  Sole  None
Sun Microsystems                866810104     10,912  117,333  Sole  None
Microsoft Corp.                 594918104     7,832   86,481   Sole  None
Costco Co., Inc.                22160Q102     7,265   100,896  Sole  None
Johnson & Johnson               478160104     6,732   73,274   Sole  None
Watson Pharmaceut.              942683103     5,970   195,342  Sole  None
Berkshire Hathaway      B       084670207     5,787   3,118    Sole  None
Comcast Corp.           A       200300200     5,751   144,235  Sole  None
Federal Home Loan               313400301     5,598   107,660  Sole  None
Proctor & Gamble                742718109     5,491   58,570   Sole  None
PepsiCo, Inc.                   713448108     5,174   169,640  Sole  None
Wells Fargo                     949746101     4,706   118,765  Sole  None
Harley Davidson                 412822108     4,682   98,530   Sole  None
Gillette                        375766102     4,532   133,540  Sole  None
Berkshire Hathaway      A       084670108     4,345   79       Sole  None
Int Bus Ma                      459200101     4,123   34,075   Sole  None
MCI WorldCom                    55268B106     3.913   54,448   Sole  None
WA Mutual                       939322103     3,885   132,821  Sole  None
Warner-Lambert                  934488107     3,841   57,865   Sole  None
Ace Ltd.                        004644100     3,778   223,066  Sole  None
EthanAllen                      297602104     2,784   87,516   Sole  None
Crescent Real Est               225756105     1,006   55,888   Sole  None
Shire Pharm.            ADR     82481R106     303     10,500   Sole  None
RLI Corp.                       749607107     228     6,899    Sole  None
Shire Pharm Gp                  000799803     122     13,000   Sole  None
I-Link, Inc.                    449927102     40      14,000   Sole  None
Microbest                       59500X108     6       13,506   Sole  None
TPA America, Inc.               872605100     0       15,000   Sole  None